General information and list of principal subsidiaries	12 Months Ended
Jun. 30, 2023
General information and list of principal subsidiaries
General information and list of principal subsidiaries

1 General information and list of principal subsidiaries

1.1 General information

MINISO Group Holding Limited (the “Company”) was incorporated in the Cayman Islands on January 7, 2020, as an exempted company with limited liability under the Companies Law, Cap.22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The Company completed its initial public offering (“IPO”) on October 15, 2020 and the Company’s American Depositary Shares (“ADSs”) have been listed on the New York Stock Exchange since then. Each ADS of the Company represents four ordinary shares. The Company’s ordinary shares have also been listed on The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) since July 13, 2022.

The accompanying consolidated financial statements comprise the Company and its subsidiaries (together, the “Group”). The Group is principally engaged in the retail and wholesale of lifestyle and pop toy products across the People’s Republic of China (the “PRC”) and other countries in Asia, America, and Europe, etc. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its subsidiaries.

1.2 List of principal subsidiaries

Set out below is a list of the Company’s principal subsidiaries as at June 30, 2023:

	Place of		Group’s effective
	incorporation /	Registered/ issued	interest
Company name	establishment and business	and paid-up capital	(direct or indirect)	Principal activities
MINISO Universal Holding Limited	BVI	USD50,000/-	100%	Investment holding
MINISO Global Holding Limited	BVI	USD50,000/-	100%	Investment holding
MINISO Development Hong Kong Limited	Hong Kong	HKD10,000/-	100%	Investment holding and wholesale of lifestyle products
MINISO Investment Hong Kong Limited	Hong Kong	HKD80,100,000/ HKD80,100,000	100%	Investment holding
MINISO Hong Kong Limited	Hong Kong	HKD350,000,000/ HKD350,000,000	100%	Wholesale of lifestyle products
MINISO (Guangzhou) Co., Ltd.	PRC	RMB146,862,372/ RMB139,693,019	100%	Wholesale and retail of lifestyle products
MINISO (Hengqin) Enterprise Management Co., Ltd.	PRC	RMB10,000,000/-	100%	Brand licensing
MINISO International (Guangzhou) Co., Ltd.	PRC	RMB65,000,000/ RMB65,000,000	100%	Wholesale of lifestyle products
MINISO Youxuan Technology (Guangzhou) Co., Ltd.	PRC	RMB10,000,000/ RMB5,000,000	100%	Online sales of lifestyle products
Pt. MINISO Lifestyle Trading Indonesia	Indonesia	IDR53,289,350,000/ IDR53,289,350,000	67%	Wholesale and retail of lifestyle products
MINISO Life Style Private Limited	India	INR669,540,570/ INR669,540,570	100%	Wholesale and retail of lifestyle products
USA MINISO Depot Inc.	United States	USD27,041,441/ USD27,041,441	100%	Wholesale and retail of lifestyle products
MIHK Management Inc.	Canada	CAD100/CAD100	100%	Wholesale and retail of lifestyle products
MINISO LIFESTYLE SINGAPORE PRIVATE LIMITED	Singapore	SGD3,000/ SGD3,000	100%	Wholesale and retail of lifestyle products
MINISO VIETNAM LIMITED LIABILITY COMPANY	Vietnam	VND20,000,000,000/ VND20,000,000,000	90%	Wholesale and retail of lifestyle products
TOP TOY (Guangdong) Cultural Creativity Co., Ltd. (Formerly known as TOP TOY (Guangdong) Technology Co., Ltd.)	PRC	RMB5,000,000/-	100%	Wholesale and retail of pop toy products
Mingyou Industrial Investment (Guangzhou) Co., Ltd.	PRC	RMB2,300,000,000/ RMB2,126,000,000	100%	Development of headquarters building